Preferred Stock (Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Aggregate amount at beginning of fiscal year		¥ 390,001
Net change		(390,001)
Aggregate amount at end of fiscal year
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate amount at beginning of fiscal year		390,000
Net change		(390,000)
Aggregate amount at end of fiscal year
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate amount at beginning of fiscal year		1
Net change		(1)
Aggregate amount at end of fiscal year